Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we provide the following disclosure regarding executive compensation for Mr. Mattera, our CEO (referred to in the tables below and related information as our principal executive officer (“PEO”)) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. For information regarding the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the CD&A.

Year	Summary Compensation Table Total for PEO Vincent D. Mattera, Jr. 1 ($)	Compensation Actually Paid to PEO Vincent D. Mattera, Jr. 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Thousands)	Relative Total Shareholder Return (Performance Relative to Median) 5
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	15,435,656	12,935,741	5,304,906	6,787,965	107.96	139.40	(259,458)	(37.0%)
2022	10,727,919	(616,749)	2,670,549	(77,480)	107.90	118.21	234,759	(8.8%)
2021	10,459,536	24,530,582	2,820,131	6,185,153	153.73	152.65	297,552	(4.5%)

1.	Vincent D. Mattera, Jr. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023

Mary Jane Raymond	Mary Jane Raymond	Mary Jane Raymond

Walter R. Bashaw	Walter R. Bashaw	Giovanni Barbarossa

Giovanni Barbarossa	Giovanni Barbarossa	Mark S. Sobey

Jo Anne Schwendinger	Christopher Koeppen	Walter R. Bashaw

Jo Anne Schwendinger

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Vincent D. Mattera, Jr. ($)	Exclusion of Stock Awards for Vincent D. Mattera, Jr. ($)	Inclusion of Equity Values for Vincent D. Mattera, Jr. ($)	Compensation Actually Paid to Vincent D. Mattera, Jr. ($)

2023	15,435,656	(13,135,025)	10,635,110	12,935,741

2022	10,727,919	(6,800,471)	(4,544,197)	(616,749)

2021	10,459,536	(5,611,783)	19,682,829	24,530,582

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	5,304,906	(4,145,571)	5,628,630	6,787,965

2022	2,670,549	(1,722,773)	(1,025,256)	(77,480)

2021	2,820,131	(1,626,994)	4,992,016	6,185,153

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Vincent D. Mattera, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Vincent D. Mattera, Jr. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Vincent D. Mattera, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Vincent D. Mattera, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Vincent D. Mattera, Jr. ($)	Total - Inclusion of Equity Values for Vincent D. Mattera, Jr. ($)

2023	12,192,905	(1,478,831)	—	(78,964)	—	10,635,110

2022	4,699,558	(7,552,359)	—	(1,691,396)	—	(4,544,197)

2021	10,360,440	8,413,587	—	908,802	—	19,682,829

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	3,627,715	(343,093)	2,322,462	21,546	—	5,628,630

2022	1,190,550	(1,890,663)	—	(325,143)	—	(1,025,256)

2021	3,003,740	2,063,463	—	(75,187)	—	4,992,016

4.
The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the custom group of peer companies used in our performance graph, respectively. The Company’s current fiscal year peer group consists of IPG Photonics Corp., Wolfspeed Inc., Lumentum Holdings, Inc., Corning, Inc., MKS Instruments, Inc., and Honeywell International, Inc. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Relative Total Shareholder Return to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023. Relative Total Shareholder Return is measured as our total shareholder return relative to the median of the returns of the individual components of the S&P Composite 1500—Electronic Equipment, Instruments & Components (Industry) over each covered year, similar to how performance is measured for our PSUs. (See discussion under “Elements of Executive Compensation” in our CD&A.) This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Relative Total Shareholder Return
Named Executive Officers, Footnote
1.	Vincent D. Mattera, Jr. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023

Mary Jane Raymond	Mary Jane Raymond	Mary Jane Raymond

Walter R. Bashaw	Walter R. Bashaw	Giovanni Barbarossa

Giovanni Barbarossa	Giovanni Barbarossa	Mark S. Sobey

Jo Anne Schwendinger	Christopher Koeppen	Walter R. Bashaw

Jo Anne Schwendinger

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The comparison assumes $100 was invested for the period starting June 30, 2020, through the end of the listed year in the Company and in the custom group of peer companies used in our performance graph, respectively. The Company’s current fiscal year peer group consists of IPG Photonics Corp., Wolfspeed Inc., Lumentum Holdings, Inc., Corning, Inc., MKS Instruments, Inc., and Honeywell International, Inc. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 15,435,656	$ 10,727,919	$ 10,459,536
PEO Actually Paid Compensation Amount	$ 12,935,741	(616,749)	24,530,582
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Vincent D. Mattera, Jr. ($)	Exclusion of Stock Awards for Vincent D. Mattera, Jr. ($)	Inclusion of Equity Values for Vincent D. Mattera, Jr. ($)	Compensation Actually Paid to Vincent D. Mattera, Jr. ($)

2023	15,435,656	(13,135,025)	10,635,110	12,935,741

2022	10,727,919	(6,800,471)	(4,544,197)	(616,749)

2021	10,459,536	(5,611,783)	19,682,829	24,530,582

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Vincent D. Mattera, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Vincent D. Mattera, Jr. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Vincent D. Mattera, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Vincent D. Mattera, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Vincent D. Mattera, Jr. ($)	Total - Inclusion of Equity Values for Vincent D. Mattera, Jr. ($)

2023	12,192,905	(1,478,831)	—	(78,964)	—	10,635,110

2022	4,699,558	(7,552,359)	—	(1,691,396)	—	(4,544,197)

2021	10,360,440	8,413,587	—	908,802	—	19,682,829

Non-PEO NEO Average Total Compensation Amount	$ 5,304,906	2,670,549	2,820,131
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,787,965	(77,480)	6,185,153
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	5,304,906	(4,145,571)	5,628,630	6,787,965

2022	2,670,549	(1,722,773)	(1,025,256)	(77,480)

2021	2,820,131	(1,626,994)	4,992,016	6,185,153

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	3,627,715	(343,093)	2,322,462	21,546	—	5,628,630

2022	1,190,550	(1,890,663)	—	(325,143)	—	(1,025,256)

2021	3,003,740	2,063,463	—	(75,187)	—	4,992,016

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
Compensation Actually Paid vs. Net Income	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Relative Total Shareholder Return
Total Shareholder Return Vs Peer Group	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked and are described in our CD&A.

Relative TSR
Cash Flow from Operations
Revenue
Adjusted Net Income
Bonus Operating Profit

Total Shareholder Return Amount	$ 107.96	107.9	153.73
Peer Group Total Shareholder Return Amount	139.4	118.21	152.65
Net Income (Loss)	$ (259,458,000)	$ 234,759,000	$ 297,552,000
Company Selected Measure Amount	0.37	0.088	0.045
PEO Name	Vincent D. Mattera
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Non-GAAP Measure Description	We determined Relative Total Shareholder Return to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
	NEOs in 2023. Relative Total Shareholder Return is measured as our total shareholder return relative to the median of the returns of the individual components of the S&P Composite 1500—Electronic Equipment, Instruments & Components (Industry) over each covered year, similar to how performance is measured for our PSUs. (See discussion under “Elements of Executive Compensation” in our CD&A.) This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow from Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 5
Pay vs Performance Disclosure
Name	Bonus Operating Profit
PEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,135,025)	$ (6,800,471)	$ (5,611,783)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,635,110	(4,544,197)	19,682,829
PEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,192,905	4,699,558	10,360,440
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,478,831)	(7,552,359)	8,413,587
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,964)	(1,691,396)	908,802
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,145,571)	(1,722,773)	(1,626,994)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,628,630	(1,025,256)	4,992,016
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,627,715	1,190,550	3,003,740
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(343,093)	(1,890,663)	2,063,463
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,322,462
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,546	$ (325,143)	$ (75,187)